Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT 11

333-72042 HV-6775 – PremierSolutions Cornerstone (Series II)

Supplement dated December 26, 2024 to your Prospectus dated May 1, 2024

This Supplement dated December 26, 2024 amends certain information contained in the Prospectus dated May 1, 2024.

Effective immediately, “Franklin Advisers, Inc.” will replace “Putnam Investment Management. LLC” as the investment adviser in Putnam High Yield Fund – Class A and all references to subadviser “Putnam Investments Limited” have been removed and replaced with “Franklin Templeton Investment Management Limited” in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2024.

Also, effective immediately, the below-listed funds will add “Franklin Advisers, Inc.” as an additional subadviser in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2024:

George Putnam Balanced Fund – Class A

Putnam Core Equity Fund – Class A

Putnam International Capital Opportunities Fund – Class A

Putnam International Equity Fund – Class A

Putnam Large Cap Growth Fund – Class A

Putnam Large Cap Value Fund – Class A

Putnam Research Fund – Class A

Putnam Sustainable Leaders Fund – Class A

All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2024 remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

2024-PROSUPP-13-HV6775